Cover	Apr. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A Amendment Number One to the Form 8-K filed on April 12, 2022, is being filed to report a revision of the effective date of the appointment of Mr. Robert Trapp; Mr. Wong Shui Yeung (Frankie); and Mr. Wong Tat Keung (Aston) as directors of Value Exchange International, Inc. ("Company") and as members of the Audit Committee of the Board of Directors of the Company.
Document Period End Date	Apr. 15, 2022
Entity File Number	000-53537
Entity Registrant Name	VALUE EXCHANGE INTERNATIONAL, INC.
Entity Central Index Key	0001417664
Entity Tax Identification Number	26-3767331
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 602, Block B, 6 Floor
Entity Address, Address Line Two	Shatin Industrial Centre
Entity Address, Address Line Three	5-7 Yuen Shun Circuit
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	852
Local Phone Number	2950 4288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable